Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions			3 Months Ended	12 Months Ended
		Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Income before income tax expense				¥ 153,490	¥ 85,060		¥ 839,298
Effective statutory tax rate		35.00%	21.00%	30.62%	30.62%		30.86%
Income tax calculated at the statutory tax rate				¥ 46,999	¥ 26,045		¥ 259,007
Income not subject to tax				(7,758)	(8,861)		(9,312)
Expenses not deductible for tax purposes				1,290	1,389		1,421
Tax rate differentials of subsidiaries				(5,756)	(3,522)		(2,696)
Change in valuation allowance				5,984	(2,444)		(9,102)
Noncontrolling interest income (loss) of consolidated VIEs				14,796	3,475		(5,928)
Effect of enacted change in tax rates				(210)	(11)		6,863	[1]
Change in unrecognized tax benefits					9,420
Other	[2]			(8,170)	(16,156)	[3]	(2,649)
Income tax expense				¥ 47,175	¥ 9,335		¥ 237,604

[1]	On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act, which includes a reduction in the U.S. federal corporate income tax rate from 35% to 21%. The decrease in the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized as an increase to Income tax expense in the fiscal year ended March 31, 2018. The MHFG Group has completed its analysis and accounting under Staff Accounting Bulletin No. 118 for the effects of the Act.
[2]	Change in undistributed earnings of subsidiaries of ¥(1,972) million and ¥(21,347) million have been reclassified to Other for the fiscal years ended March 31, 2018 and 2019, respectively, in order to conform to the current period’s presentation.
[3]	In the fiscal year ended March 31, 2019, the MHFG Group derecognized the majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.